SCHEDULE OF DEBT (Details) - USD ($)	Dec. 31, 2023	May 12, 2023	Dec. 31, 2022	Jun. 30, 2022
Short-Term Debt [Line Items]
Principal balance	$ 2,033,249		$ 4,100,537
Accrued interest	18,648		18,450
Fair value adjustment	(1,197,200)		(287,771)
Net debt balance	854,697	$ 600,000	4,406,758
Fair value adjustment	1,197,200		287,771
Twenty Twenty Three Notes [Member]
Short-Term Debt [Line Items]
Principal balance	1,836,000
Accrued interest	13,078
Fair value adjustment	(1,197,200)
Net debt balance	651,878
Fair value adjustment	1,197,200
Financed Insurance [Member]
Short-Term Debt [Line Items]
Principal balance	197,249		195,273
Accrued interest	5,570		7,906
Fair value adjustment
Net debt balance	202,819		203,179
Fair value adjustment
2022 Notes [Member]
Short-Term Debt [Line Items]
Principal balance			3,905,264
Accrued interest			10,544
Fair value adjustment			(287,771)
Net debt balance			4,203,579	$ 4,240,000
Fair value adjustment			$ 287,771